Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (40.8)	$ (67.0)
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	(33.3)	(24.3)
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (7.5)	$ (42.7)